Other Receivables (Details) - USD ($)	Aug. 31, 2026	Jun. 30, 2026	Dec. 31, 2025
Other Receivables [Line Items]
Outstanding subscription receivable		$ 28,891,659	$ 2,050,000
Loan term		3 years
Interest rate per annum		2.00%
Increased loans		$ 5,300,000
Remaining balance		$ 12,700,000
Maturity date		Aug. 18, 2029
Subscription receivable		$ 18,825,600
Subsequent Event [Member]
Other Receivables [Line Items]
Outstanding subscription receivable	$ 6,100,000
Third Party [Member]
Other Receivables [Line Items]
Increased loans		4,800,000	$ 2,000,000
Subscription receivable		$ 10,066,059